Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries

As of December 31,
2020	2021

	(RMB in thousands)
Consolidating Schedule of Financial Position
ASSETS
Cash and cash equivalents	1,300,220	2,132,402
Restricted cash	1,274,718	1,423,233
Restricted time deposits	509,600	424,678
Financing receivables, net	5,123,309	4,014,102
Loan at fair value	381,393	252,970
Amounts due from Group companies (1)	219,807	58,050
Deposits to insurance companies and guarantee companies	1,066,281	1,378,489
Contract assets, service fees receivable and guarantee receivables	5,103,246	4,661,403
Property, equipment and software, net	58,812	129,769
Land use rights, net and right of use assets	1,056,444	1,096,579
Long‑term investments	435,790	448,886
Other assets	2,219,213	2,675,389
TOTAL ASSETS	18,748,833	18,695,950
LIABILITIES
Amounts due to Group companies (1)	4,930,414	6,452,376
Short‑term borrowings	1,751,633	1,735,931
Funding debts	5,511,749	3,798,233
Deferred guarantee income	694,582	419,843
Contingent guarantee liabilities	1,738,787	928,840
Other liabilities	2,754,100	3,593,686
TOTAL LIABILITIES	17,381,265	16,928,909
Total equity attributable to owners of the company	1,327,568	1,726,848
Non-controlling interests	40,000	40,193
TOTAL SHAREHOLDERS’ EQUITY	1,367,568	1,767,041
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	18,748,833	18,695,950

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Condensed Consolidating Schedule of Results of Operations
Operating revenue:
Third-party revenues	10,603,507	11,579,992	11,091,978
Inter-group revenues (2)	5,210	449	11,429
Total Operating revenue	10,608,717	11,580,441	11,103,407
Operating cost:
Third-party costs	(5,575,251)	(7,959,095)	(5,520,994)
Inter-group costs(2)	(58,469)	(21,817)	(1,636)
Total operating cost	(5,633,720)	(7,980,912)	(5,522,630)
Gross profit	4,974,997	3,599,529	5,580,777
Operating expense:
Third-party expenses	(1,692,792)	(1,360,975)	(1,689,151)
Inter-group expenses(2)	(1,285,727)	(2,387,176)	(3,047,627)
Total operating expenses	(2,978,519)	(3,748,151)	(4,736,778)
Others	11,202	(798,733)	(369,200)
Income/(Loss) before income tax	2,007,680	(947,355)	474,799
Income tax (expenses)/benefits	(316,661)	131,242	(142,201)
Net income/(loss)	1,691,019	(816,113)	332,598
Less: net income attributable to non-controlling interests	—	—	193
Net income/(loss) attributable to ordinary shareholders of the Company	1,691,019	(816,113)	332,405

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Net cash used in operating activities	(1,250,380)	(1,750,611)	(298,268)
Net cash (used in)/provided by transactions with external parties	(118,606)	670,707	3,839,254
Net cash used in transactions with inter-group entities for technical service charges and others (3)	(1,131,774)	(2,421,318)	(4,137,522)
Net cash provided by/(used in) investing activities	579,207	(2,190,303)	622,696
Net cash provided by/(used in) transactions with external parties	763,395	(2,389,743)	472,228
Net cash (used in)/provided by funds to Group companies (4)	(184,188)	199,440	150,468
Net cash provided by financing activities	1,006,844	3,720,373	656,269
Net cash provided by/(used in) transactions with external parties	573,227	1,203,610	(1,775,038)
Net cash provided by funds from Group companies (5)	433,617	2,516,763	2,431,307
Net increase/(decrease) in cash, cash equivalents and restricted cash	335,671	(220,541)	980,697
Cash, cash equivalents and restricted cash at beginning of the year	2,462,134	2,797,805	2,574,938
Cumulative effect due to the adoption of ASC 326 (Note 2(e))	—	(2,326)	—
Cash, cash equivalents and restricted cash at end of the year	2,797,805	2,574,938	3,555,635

Schedule of Obligations Associated with Guarantee Liabilities Prior to Adoption of ASC 326

The following table sets forth the activities of the Group’s obligations associated with the guarantee liabilities for the year ended December 31, 2019 prior to the adoption of ASC 326:

For the year ended December 31, 2019
(RMB in thousands)
Opening balances	456,276
Fair value of guarantee liabilities at inception of new loans	1,024,331
Release of guarantee liabilities upon the Borrowers’ repayment	(424,962)
Transfer from guarantee previously accounted for as derivatives*	1,325,935
Contingent liability	179,417
Payouts during the period	(2,926,080)
Recoveries during the period	2,091,451
Ending balances	1,726,368

*Since November 2019, the Group ceased to compensate interest repayment under the original terms of the loans to the Institutional Funding Partners, in the event that Borrowers early repay their loans. According to relevant financial guarantee contracts with certain Institutional Funding Partners, the guarantee provided by the Group met the scope exception under ASC 815-10-15-58 thereafter. Consequently, this financial guarantee previously provided for the outstanding off-balance sheet loans and accounted for as derivatives under ASC 815 was derecognized and accounted for as guarantee liabilities thereafter under ASC 460, which resulted in an increase in guarantee liabilities of RMB1.3 billion and corresponding guarantee receivables of RMB0.8 billion during the year ended December 31, 2019.

Schedule of Obligations Associated with Deferred Guarantee Income After Adoption of ASC 326

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2020 and 2021 after the adoption of ASC 326:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2021
	(RMB in thousands)
Opening balances	-	694,582
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	1,481,814	—
Fair value of deferred guarantee income at inception of new loans	1,532,461	499,805
Release of deferred guarantee income	(2,319,693)	(774,544)
Ending balances	694,582	419,843

Schedule of Obligations Associated with Contingent Guarantee Liabilities After Adoption of ASC 326

The following table sets forth the activities of the Group’s obligations associated with the contingent guarantee liabilities for the year ended December 31, 2020 and 2021 after the adoption of ASC 326:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2021
	(RMB in thousands)
Opening balances	—	1,738,787
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	2,214,128	—
Provision for credit losses of contingent liabilities of guarantee	2,880,590	622,438
Net cash payout	(3,355,931)	(1,432,385)
Ending balances	1,738,787	928,840

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Sources

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Online direct sales and services income:
Online direct sales	3,623,991	1,900,835	1,661,156
Membership services	112,558	113,107	107,901
Other services	92,292	68,890	86,304
Total	3,828,841	2,082,832	1,855,361

	2019	2020	2021
	(RMB in thousands)
Credit-oriented services income
Loan facilitation and matching service fees-credit oriented	3,868,044	2,628,941	3,120,892
Post-origination service fees-credit oriented	643,399	1,087,567	1,327,452
Investment Program management service fees-credit oriented	300,425	70,488	—
Total	4,811,868	3,786,996	4,448,344

-	2019	2020	2021
	(RMB in thousands)
Platform-based services income:
Loan facilitation and matching service fees-performance based	556,143	1,656,998	1,727,794
Post-origination service fees-performance based	92,373	273,837	561,658
Loan facilitation and servicing fees-volume based	167,458	106,007	279,902
Total	815,974	2,036,842	2,569,354

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Revenues recognized at point-in-time	8,307,928	6,361,671	6,876,048
Revenues recognized over time	1,148,755	1,544,999	1,997,011
Total	9,456,683	7,906,670	8,873,059

Schedule of Estimated Useful Lives

Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 ‑ 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 ‑ 10 years

Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases - ASC 842

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

For the Year ended December 31, 2021
RMB in thousands
2022	55,088
2023	45,155
2024	41,129
2025 and thereafter	71,585
Total future lease payments	212,957
Impact of discounting remaining lease payments	(21,924)
Total lease liabilities	191,033
- Short-term portion	53,644
- Long-term portion	137,389

Schedule of Supplemental Cash Flow Information Related to Operating Leases

For the Year ended December 31, 2021
RMB in thousands
Cash payments for operating leases	60,620
Right-of-use assets obtained in exchange for operating lease liabilities	172,603

Inventory Supplier | Supplier Concentration Risk
Schedule of Concentration Risk	Four and three suppliers accounted for more than 10% of the Group’s accounts payable as of December 31, 2020 and 2021, respectively, as follows:

	As of December 31,
	2020	2021
Inventory supplier A	16.9%	16.6%
Inventory supplier B	16.8%	*
Inventory supplier C	10.7%	—
Inventory supplier D	24.4%	16.6%
Inventory supplier E	—	11.9%

* Less than 10%.

Long Term Funding Debt | Lender Concentration Risk
Schedule of Concentration Risk	Institutional Funding Partners accounted for more than 10% of the Group’s funding debts as of December 31, 2020 and 2021 respectively as follows:

	As of December 31,
	2020	2021
Institutional Funding Partner A	21.4%	16.3%
Institutional Funding Partner B	*	23.0%

Deposits to Insurance and Guarantee Companies | Deposits Concentration Risk
Schedule of Concentration Risk	As of December 31, 2021, two guarantee companies accounted for more than 10% of the Group’s deposits to insurance companies and guarantee companies.

	As of December 31,
	2020	2021
Guarantee Company A	13.6%	16.8%
Guarantee Company B	19.6%	16.4%
Insurance Company C	18.8%	*
Guarantee Company D	12.6%	*

* Less than 10%.

ASC 326
Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet Due to Adoption of ASC 326

The following table sets forth the cumulative effect of the changes on the Group’s Consolidated Balance Sheet as of January 1, 2020 due to the adoption of ASC 326:

(RMB in thousands)	As of December 31, 2019		Adjustments due to the adoption of ASC 326		As of January 1, 2020
Assets
Cash and cash equivalents	2,085,234		(1,465)		2,083,769
Restricted cash	1,900,392		(1,848)		1,898,544
Restricted time deposits	1,966,643		(1,921)		1,964,722
Financing receivables, net	4,411,488		(229,661)		4,181,827
Accrued interest receivable, net	54,284		(1,681)		52,603
Guarantee receivables, net	1,464,977		(40,388)		1,424,589
Prepaid expenses and other current assets	1,324,924		(12,077)		1,312,847
Deposits to insurance companies and guarantee companies	1,251,003		(3,060)		1,247,943
Contract assets and service fees receivable, net	3,454,851		(26,045)		3,428,806
Other assets	454,421		(2,466)		451,955
Long-term investments	511,605		(3,588)		508,017
Liabilities
Guarantee liabilities(1)	(1,726,368)	(2)	1,726,368		—
Deferred guarantee income(1)	—		(1,481,814)	(2)	(1,481,814)
Contingent guarantee liabilities(1)	—		(2,214,128)	(2)	(2,214,128)
Total impact to allowance for credit losses			(2,293,774)
Deferred tax assets	157,138		78,803		235,941
Deferred tax liabilities	(309,646)		296,471		(13,175)
Total retained earnings impact			(1,918,500)

(1) Before the adoption of ASC 326, the guarantee liabilities subsequent to initial recognition were measured at the greater of the amount determined based on ASC 460 and the amount determined under ASC 450. An excess liability was recorded when the aggregate contingent liabilities under ASC 450 exceeded the balance of guarantee liabilities determined under ASC 460.

After the adoption of ASC 326, a contingent liability in full amount determined using CECL lifetime methodology of the guarantee (i.e., the contingent aspect recorded as “Contingent guarantee liabilities”) shall be accounted for in addition to and separately from the guarantee liability (i.e., the noncontingent aspect recorded as “Deferred guarantee income”) accounted for under ASC 460.

(2) As of December 31, 2019, the Group determined that the aggregate contingent liabilities under ASC 450 (RMB1,726.4 million) exceeded the balance of guarantee liabilities (RMB1,481.8 million) under ASC 460 and recorded an excess liability of RMB244.6 million. As a result of the adoption, RMB1,481.8 million of guarantee liabilities previously under ASC 460 was recorded as “Deferred guarantee income,” and RMB2,214.1 million of contingent guarantee liabilities is determined using CECL lifetime methodology compared to incurred loss methodology before the adoption.